Stock-Based Compensation	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
The Company's Stock Incentive Plan, as amended and restated in May of 2013, authorizes the grant of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units and incentive bonuses to employees, officers, non-employee directors and other service providers. The number of shares of common stock available for issuance pursuant to awards granted under the Stock Incentive Plan on or after the closing of the IPO shall not exceed 3,750,500.

6. Stock-Based Compensation (Continued)
The following table presents information related to the Stock Incentive Plan (in thousands, except for share and per share amounts):

	Fiscal Quarter Ended		Three Fiscal Quarters Ended
	October 1, 2013	October 2, 2012	October 1, 2013	October 2, 2012
Outstanding, beginning of period	3,474,398	2,789,212	2,973,168	2,621,017
Granted(1)	—	8,655	538,273	176,850
Exercised	—	—	—	—
Canceled	1,961	129,949	39,004	129,949
Outstanding, end of period	3,472,437	2,667,918	3,472,437	2,667,918
Weighted average fair market value on option grant date	N/A	$1.25	$5.81	$1.21
Stock based compensation expense(2)	$131	$315	$4,065	$921
Capitalized stock based compensation expense	$15	$21	$56	$57
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(1)
The stock options granted in the first three quarters of 2013 included 403,900 awards to two executive officers of which 50% vested at IPO and the remaining vest annually over four years on the anniversary of the grant in equal installments.

(2)
Stock-based compensation expense includes $45,000 related to the Employee Stock Purchase Plan in the third quarter and first three quarters of 2013 and is included in general and administrative expense on the consolidated statements of income. Of the total stock-based compensation recognized in the first three quarters of 2013, $2.0 million related to accelerated vesting of outstanding stock options at the IPO and $1.2 million related to stock options granted at the IPO to 2 executive officers of which 50% were vested at the time of grant.

On October 1, 2013, 23,289 warrants previously issued to a consultant were exercised for Class B common stock at an exercise price of $8.67 per share. Of the original warrants issued, 57,700 remain outstanding as of October 1, 2013.
During the third quarter of 2013, the Company commenced sales of common stock under it's Employee Stock Purchase Plan ("ESPP") and has reserved 750,100 shares of common stock for issuance. Eligible employees may purchase common stock at 85% of the beginning or ending closing price, whichever is lower, for each quarterly purchase period. During the first three quarters of 2013, the Company issued 14,425 shares of common stock under the ESPP. As of October 1, 2013, the Company has 735,675 shares available for future issuance under the ESPP.

Stock-Based Compensation
In connection with the Merger Agreement, the Company adopted the 2010 Stock Incentive Plan (the "Plan"), under which the Company's Board of Directors may grant incentive stock options and nonstatutory stock options to directors, officers and employees of the Company. Option awards may be issued under the Plan for up to 3,168,705 shares. Stock options are granted at fair market value of the stock at the date the option is granted, and in no event less than the fair market value of the shares. The fair market value of shares for the purposes of the Plan is determined by the compensation committee of the Board of Directors, or the Board of Directors using historical or current transactions, comparable public company valuations, historical transactions, third-party valuations and other factors. Stock options generally have a 10-year term and vest equally over 4 years from the date of grant.
Stock-based compensation expense is generally recognized on a straight-line basis over the service period of the options. In 2012, 2011 and 2010, non-cash stock-based compensation expense of $1.2 million, $1.3 million and $5.6 million, respectively, is included in general and administrative expense. Stock-based compensation of $81,000, $75,000 and $83,000 is included in capitalized internal costs in 2012, 2011 and 2010, respectively. The Company recognized $3.7 million of stock-based compensation expense in 2010 related to acceleration of unvested options in connection with the Merger Agreement. A total of 4,939,389 outstanding stock options were settled for the right to receive cash consideration of $8.67 per share, net of exercise price and income taxes withheld, or equity interest in the surviving entity. The Merger Agreement called for acceleration of unvested options immediately prior to the transaction. Accordingly, options to purchase 2,393,725 shares were accelerated.
Options granted prior to December 27, 2010 were granted under the 1998 Stock Option Plan, as amended, or the 2010 Stock Option Plan, both of which were terminated with the Merger Agreement. The 1998 Stock Option Plan, as amended, authorized option grants to purchase up to 8,969,350 shares of common stock, while the 2010 Stock Option Plan authorized up to 480,641 option grants to purchase shares of common stock. Both of these plans allowed for the Company's Board of Directors to grant incentive stock options or nonstatutory stock options to employees, directors and consultants. In February 2010, the Company's Board of Directors also adopted a new stock incentive plan, under which the Company may grant incentive stock options, nonstatutory options, or other stock incentives, including restricted stock, covering up to 1,471,350 shares of Class A common stock, to employees, directors and consultants. No options were granted under the new stock incentive plan, and the plan was terminated in conjunction with the Merger Agreement.
At January 1, 2013, options available for future share grants totaled 193,711. The intrinsic value associated with options exercised was $16,000 and $147,000 for the fiscal years ended January 3, 2012 and December 28, 2010, respectively. There were no options exercised in 2012.
The estimated fair value of each option granted is calculated using the Black-Scholes option-pricing model. Expected volatilities are based on the historical Company volatility, as well as volatilities from publicly traded companies operating in the Company's industry. The Company uses historical data to estimate expected employee forfeiture of stock options. The expected life of options granted is management's best estimate using recent and expected transactions. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The weighted-average assumptions used in the model were as follows:

	2012	2011	2010
Risk-free interest	0.4%	1.1%	1.9%
Expected life (years)	3.4	3.7	4.5
Expected dividend yield	—	—	—
Volatility	32.7%	26.2%	29.5%
Weighted-average Black-Scholes fair value per share at date of grant	$2.84	$1.89	$1.72

The tables below summarize the option activity under the Plan:

	Shares	Weighted- Average Exercise Price
Outstanding—December 29, 2009	4,348,407	$4.96
Granted	736,734	5.86
Forfeited	(85,762)	5.04
Exercised	(59,990)	2.46
Cash settled	(4,939,389)	5.13
Outstanding at Merger	—	—
Granted	2,420,861	8.67
Forfeited	—	—
Exercised	—	—
Outstanding—December 28, 2010	2,420,861	8.67
Granted	283,307	8.67
Forfeited	(81,330)	8.67
Exercised	(1,815)	8.67
Outstanding—January 3, 2012	2,621,023	8.67
Granted	516,473	11.27
Forfeited	(164,329)	8.68
Exercised	—	—
Outstanding—January 1, 2013	2,973,167	$9.12

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Years of Contractual Life	Aggregate Intrinsic Value(1) (in thousands)
Outstanding as of January 1, 2013	2,973,167	$9.12	8.10	$8,971
Vested and expected to vest	2,823,099	9.06	8.05	8,656
Exercisable as of January 1, 2013	1,229,341	8.67	7.48	4,261
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(1)	Aggregate intrinsic value represents the amount by which estimated fair value of the Company's stock ($12.13 as of January 1, 2013) exceeds the exercise price of the option as of January 1, 2013.
Since our common stock is not publicly traded, the Company estimated the fair value of each stock option grant at or near the date of grant by performing its own contemporaneous valuation, which is approved by the Board of Directors. The Company uses the market approach including but not limited to recent arm's length sales of the Company's common stock in privately negotiated transactions, current and projected financial performance, as well as a discount factor for the stock option's lack of marketability. The table below reflects disclosure as recommended by the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation for stock option grants in the twelve month period preceding the latest consolidated balance sheet presented:

Grant Date	Number of Options Granted	Exercise Price	Common Stock Fair Value Per Share at Grant Date
April 10, 2012	15,868	9.53	9.53
May 14, 2012	152,328	9.53	9.53
September 20, 2012	8,655	10.40	10.40
December 6, 2012	339,622	12.13	12.13

As of January 1, 2013, there was $3.4 million of unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan, which is expected to be recognized over two years. The following table summarizes information about stock options outstanding at January 1, 2013:

	Outstanding			Exercisable
Range of Exercise Price	Number of Options	Weighted- Average Remaining Years of Contractual Life	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$8.67-$12.13	2,973,167	8.10	$9.12	1,229,341	$8.67

On March 10, 2011, the Company issued warrants to a consultant to purchase 86,550 shares of Class B common stock at $8.67 per share, which are classified as equity awards. The warrants vest based on specified performance criteria and are considered stock-based compensation to nonemployees. Stock-based compensation expense related to the awards is recognized when the performance criteria are met, using the estimated fair value at the measurement date. During 2012, the Company did not recognize stock-based compensation expense related to the warrants as no performance criteria were met in 2012. No warrants have been exercised by the consultant.